SHARE-BASED COMPENSATION - Share option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Shares
Options outstanding at beginning (in shares)	1,953,882	1,810,749	160,317
Exercised (in shares)		(1,424,622)	0
Cancelled (in shares)		(405,936)	(86,967)
Forfeited (in shares)	(16,500)	(136,221)	(90,729)
Granted (in shares)		2,109,912	1,828,128
Options outstanding at end (in shares)	1,937,382	1,953,882	1,810,749	160,317
Options exercisable (in shares)	708,624	336,556
Vested and expected to vest (in shares)	1,937,382	1,953,882
Weighted-Average Exercise Price
Options outstanding at beginning (in dollars per share)	$ 1.72323	$ 0.06143	$ 1.18311
Exercised (in dollars per share)		0.01447
Cancelled (in dollars per share)		0.06452	0.65226
Forfeited (in dollars per share)	2.00000	0.00100	1.25578
Granted (in dollars per share)		1.68113	0.05051
Options outstanding at end (in dollars per share)	1.72087	1.72323	$ 0.06143	$ 1.18311
Options exercisable (in dollars per share)	1.23685	0.39318
Vested and expected to vest (in dollars per share)	$ 1.72087	$ 1.72323
Weighted-Average Remaining Contractual Term :
Weighted-Average Remaining Contractual Term (in Years)	8 years 9 months 21 days	9 years 3 months 21 days	9 years 8 months 12 days	7 years 3 months 21 days
Options exercisable weighted average remaining contractual term	8 years 8 months 15 days	9 years 1 month 24 days
Vested and expected to vest outstanding weighted average remaining contractual term	8 years 9 months 21 days	9 years 3 months 21 days
Weighted- Average Fair Value at Grant Date :
Weighted- Average Fair Value at Grant Date at beginning (in dollars)	$ 1.12355	$ 3.46867	$ 8.57245
Weighted- Average Fair Value at Grant Date at end (in dollars)	$ 1.12553	$ 1.12355	$ 3.46867	$ 8.57245
Aggregate Intrinsic Value, Options outstanding (in dollars)		$ 465
Aggregate Intrinsic Value, Options exercisable	$ 541	465
Aggregate Intrinsic Value, Vested and expected to vest	$ 541	$ 465